Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.       Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2022	December 31, 2021
Cash on hand	27	25
Cash at banks	43,611	45,188
Total	43,638	45,213

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at June 30, 2022 and December 31, 2021, was $43,638 and $45,213, respectively.

As at June 30, 2022 and December 31, 2021, the Company had pledged an amount of $6,232 and $5,224, respectively, in order to fulfil collateral requirements. The fair value of the restricted cash as at June 30, 2022 was $6,232, $3,679 included in non-current assets and $2,553 included in current assets. The fair value of the restricted cash as at December 31, 2021 was $5,224, $3,576 included in non-current assets and $1,648 included in current assets as at December 31, 2021. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.